Property and equipment	12 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	Property and equipment

2011	Cost	Accumulated amortization	Net book value

Computer equipment	$15,878,073	$(10,903,337)	$4,974,736
Furniture and office equipment	401,750	(278,779)	122,971
Leasehold improvements	181,718	(139,275)	42,443
	$16,461,541	$(11,321,391)	$5,140,150

2010	Cost	Accumulated amortization	Net book value

Computer equipment	$14,844,050	$(9,763,684)	$5,080,366
Furniture and office equipment	416,077	(279,531)	136,546
Leasehold improvements	144,986	(131,069)	13,917
	$15,405,113	$(10,174,284)	$5,230,829

Included within Computer equipment are assets with a net book value of $nil(2010 - $195,864) which were acquired using a capital lease.

For the year ended September 30, 2011, amortization of property and equipment was $2,036,953 (2010- $2,368,539; 2009- $2,770,357), of which $195,864(2010 - $403,945; 2009 - $416,156) related to assets held under capital leases.